Government Grants (Tables)	12 Months Ended
Dec. 31, 2014
Government Grant
	December 31,	December 31,
	2014	2013
	(in thousands)
Received	$3,698	$3,698
Less accumulated amortization	(2,710)	(2,497)
Foreign exchange translation adjustment	238	398
Total government grants	1,226	1,599
Less current portion	(110)	(240)
Non-current government grants	$1,116	$1,359